Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Currency translation differences, taxes	$ 9	$ (2)
Change in fair value of available-for-sale financial instruments, taxes	0	0
Change in fair value of marketable equity securities, taxes	(14)	1
Remeasurements of retirement benefit plans, tax	$ 13	$ (91)